Segmented information and supplemental cash flow disclosure - Disclosure of cash payments of interest and taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Operating Segments Abstract
Interest paid	$ 627,063	$ 276,542
Taxes paid	$ 0	$ 0